Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | VICI Properties, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | VICI Properties, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class F | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class F | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class F | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class F | Apartment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class F | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class F | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class F | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class F | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class F | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class F | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class F | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class F | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class F | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class F | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class F | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class F | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class F | VICI Properties, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | VICI Properties, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class R | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R | VICI Properties, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class Z | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | VICI Properties, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%